Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Orbitz
Other Comprehensive Income, Income Tax Impact	$ 0	$ 0	$ 0	$ 0	$ 0